Property and equipment	12 Months Ended
Mar. 31, 2022
Property and equipment
11. Property and equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2021		2022		2022

	(In millions)

Land and premises	Rs.	21,205.2	Rs.	22,754.4	US$	299.9
Software and systems		37,134.2		45,767.3		603.2
Equipment and furniture		92,610.9		106,945.7		1,409.6

Property and equipment, at cost		150,950.3		175,467.4		2,312.7
Less: Accumulated depreciation		97,855.9		109,641.0		1,445.1

Property and equipment, net	Rs.	53,094.4	Rs.	65,826.4	US$	867.6

Depreciation and amortization charged for the years ended March 31, 2020, March 31, 2021 and March 31, 2022 was Rs. 12,800.3 million, Rs. 13,860.2 million and Rs. 16,816.9 million (US$ 221.7 million), respectively.